Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.11%
Communication services: 8.74%
Diversified telecommunication services: 1.68%
Verizon Communications Incorporated	253,266	$ 14,636,242
Interactive media & services: 4.48%
Alphabet Incorporated Class C †	16,189	39,017,433
Media: 2.58%
Comcast Corporation Class A	401,091	22,521,260
Consumer discretionary: 9.66%
Automobiles: 1.13%
General Motors Company †	172,432	9,866,559
Hotels, restaurants & leisure: 2.61%
Expedia Group Incorporated †	128,879	22,712,346
Household durables: 2.38%
D.R. Horton Incorporated	211,111	20,750,100
Multiline retail: 2.48%
Dollar Tree Incorporated †	188,300	21,635,670
Specialty retail: 1.06%
Advance Auto Parts Incorporated	46,094	9,226,175
Consumer staples: 6.87%
Beverages: 1.86%
The Coca-Cola Company	300,600	16,226,388
Food products: 2.92%
Mondelez International Incorporated Class A	418,332	25,438,769
Household products: 2.09%
The Procter & Gamble Company	137,000	18,278,540
Energy: 4.96%
Oil, gas & consumable fuels: 4.96%
Chevron Corporation	142,783	14,716,644
ConocoPhillips	289,703	14,815,411
EOG Resources Incorporated	186,200	13,711,768
		43,243,823
Financials: 21.24%
Banks: 9.63%
Bank of America Corporation	905,600	36,703,968
JPMorgan Chase & Company	203,129	31,243,271
Truist Financial Corporation	270,295	16,031,196
		83,978,435
See accompanying notes to portfolio of investments

Wells Fargo Classic Value Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Capital markets: 6.18%
Intercontinental Exchange Incorporated	204,800	$ 24,107,008
The Goldman Sachs Group Incorporated	85,458	29,777,840
		53,884,848
Insurance: 5.43%
American International Group Incorporated	462,377	22,402,166
The Allstate Corporation	196,300	24,890,840
		47,293,006
Health care: 9.70%
Health care equipment & supplies: 4.39%
Medtronic plc	152,000	19,899,840
Stryker Corporation	69,898	18,357,312
		38,257,152
Health care providers & services: 3.17%
Cigna Corporation	111,108	27,667,003
Pharmaceuticals: 2.14%
Merck & Company Incorporated	250,032	18,627,384
Industrials: 15.46%
Aerospace & defense: 7.38%
General Dynamics Corporation	63,682	12,114,227
Northrop Grumman Corporation	42,183	14,951,343
Raytheon Technologies Corporation	284,846	23,710,581
The Boeing Company †	57,879	13,561,628
		64,337,779
Commercial services & supplies: 2.08%
Waste Management Incorporated	131,578	18,153,817
Industrial conglomerates: 3.66%
Honeywell International Incorporated	143,200	31,939,328
Machinery: 2.34%
Stanley Black & Decker Incorporated	98,634	20,394,552
Information technology: 17.26%
Communications equipment: 1.98%
Cisco Systems Incorporated	338,302	17,222,955
IT services: 5.07%
Fiserv Incorporated †	215,892	25,932,947
Visa Incorporated Class A	78,323	18,293,120
		44,226,067
Semiconductors & semiconductor equipment: 2.37%
NXP Semiconductors NV	107,353	20,666,526
Software: 7.84%
Microsoft Corporation	141,356	35,647,156
See accompanying notes to portfolio of investments

2  |  Wells Fargo Classic Value Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Software (continued)
PTC Incorporated †	44,117	$ 5,776,680
Salesforce.com Incorporated †	116,819	26,905,752
		68,329,588
Utilities: 5.22%
Electric utilities: 3.39%
NextEra Energy Incorporated	380,800	29,515,808
Multi-utilities: 1.83%
WEC Energy Group Incorporated	164,500	15,984,465
Total Common stocks (Cost $605,789,948)		864,032,018

		Yield
Short-term investments: 1.97%
Investment companies: 1.97%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	17,223,769	17,223,769
Total Short-term investments (Cost $17,223,769)				17,223,769
Total investments in securities (Cost $623,013,717)	101.08%			881,255,787
Other assets and liabilities, net	(1.08)			(9,433,462)
Total net assets	100.00%			$871,822,325

†	Non-income-earning security
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$29,888,005	$(29,888,005)	$0	$0	$0		0	$1,815#
Wells Fargo Government Money Market Fund Select Class	19,155,681	167,499,872	(169,431,784)	0	0	17,223,769		17,223,769	5,035
				$0	$0	$17,223,769	1.97%		$6,850

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Classic Value Fund  |  3

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$76,174,935	$0	$0	$76,174,935
Consumer discretionary	84,190,850	0	0	84,190,850
Consumer staples	59,943,697	0	0	59,943,697
Energy	43,243,823	0	0	43,243,823
Financials	185,156,289	0	0	185,156,289
Health care	84,551,539	0	0	84,551,539
Industrials	134,825,476	0	0	134,825,476
Information technology	150,445,136	0	0	150,445,136
Utilities	45,500,273	0	0	45,500,273
Short-term investments
Investment companies	17,223,769	0	0	17,223,769
Total assets	$881,255,787	$0	$0	$881,255,787

4  |  Wells Fargo Classic Value Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Classic Value Fund  |  5